General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Number of ordinary shares represent by each ADS (in Shares)	30
Net losses	$ (12,615)	$ (14,443)	$ (12,625)
Cash flows from operating activities	$ (9,858)